Subsidiaries	12 Months Ended
Sep. 30, 2025
Subsidiaries
Subsidiaries

28.    Subsidiaries

Details of the company’s subsidiaries at September, 30 2025 are as follows:

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	3 Orchard Place, London, SW1H 0BF, United Kingdom	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100